Ordinary Shares (Details)	6 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jan. 03, 2024 $ / shares shares
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 1
Ordinary shares, shares authorized	500,000,000		50,000
Forward Stock Split [Member]
Ordinary Shares (Details) [Line Items]
Conversion ratio	0.0001
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars) | $	$ 1,000	$ 1,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Common stock, voting rights	Class A Ordinary Shares shall be entitled to one vote per share on all matters subject to the vote at general meetings
Ordinary shares, shares issued	10,000,000	10,000,000
Ordinary shares, shares outstanding	10,000,000	10,000,000
Class A Ordinary Shares [Member] | Forward Stock Split [Member]
Ordinary Shares (Details) [Line Items]
Conversion ratio	1
Class B Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars) | $	$ 0	$ 0
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Common stock, voting rights	Class B Ordinary Shares shall be entitled to 20 votes per share.
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars) | $	$ 10,000,000	$ 10,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001